                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               ------------------

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Check here if Amendment [_]; Amendment Number: _______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:       Highfields Capital Management LP
Address:    200 Clarendon Street, 51st Floor
            Boston, MA 02116
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13F File Number       28-3499
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing

/s/ Kenneth H. Colburn             Boston, Massachusetts       November 14, 2003
---------------------------        ---------------------       -----------------

Report Type (Check only one.)

[X]  13F Holdings Report

[_]  13F Notice

[_]  13F Combination Report

List of other managers reporting for this manager:  None

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:  2
                                    -

Form 13F Information Table Entry Total:  116
                                         ---

Form 13F Information Table Value Total:  $3,099,609 (x 1000)
                                         -------------------

List of Other Included Managers:
    01   File Number 28-7618         Jonathon S. Jacobson
    02   File Number 28-7616         Richard L. Grubman

          Highfields Capital Management LP, Mr. Jacobson and Mr. Grubman share investment discretion with respect to the reported securities.


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FORM 13F

Page 2 of 4        Name of Reporting Manager Highfields Capital Management LP
                                             --------------------------------

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
             Item 1:                Item 2:        Item 3:   Item 4:         Item 5:         Item 6:    Item 7:       Item 8:
             -------                -------        -------   ------- ----------------------  -------    -------       -------
                                                                      SHARES OR
                                                               VALUE  PRINCIPAL   SH/  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP NUMBER  x$1000     AMOUNT   PRN  CALL DISCRETION  MANAGERS SOLE  SHARED  NONE
Aetna Inc                             COM         00817Y108   66,181  1,084,400  SHRS         OTHER      01/02            X
Affiliated Computer Svcs             CL A         008190100   92,355  1,896,800  SHRS   PUT   OTHER      01/02            X
Allied Cap Corp                       COM         01903Q108    2,459    100,000  SHRS   PUT   OTHER      01/02            X
Amazon Com Inc                        COM         023135106   37,775    780,000  SHRS  CALL   OTHER      01/02            X
Amazon Com Inc                        COM         023135106   48,430  1,000,000  SHRS   PUT   OTHER      01/02            X
Anadarko Pete Corp                    COM         032511107    4,176    100,000  SHRS  CALL   OTHER      01/02            X
AOL Time Warner Inc                   COM         00184A105  220,608 14,600,100  SHRS         OTHER      01/02            X
Aramark Corp                         CL B         038521100  134,809  5,385,899  SHRS         OTHER      01/02            X
AT&T Wireless Svcs Inc                COM         00209A106    3,081    376,647  SHRS         OTHER      01/02            X
Atlantic Coast Airlines Hldg          COM         048396105      344     40,368  SHRS         OTHER      01/02            X
Axis Capital Holdings                 COM         G0692U109   32,685  1,310,000  SHRS         OTHER      01/02            X
Bearingpoint Inc                      COM         074002106      798    100,000  SHRS  CALL   OTHER      01/02            X
Best Buy Inc                          COM         086516101    2,376     50,000  SHRS   PUT   OTHER      01/02            X
Boeing Co                             COM         097023105    3,776    110,000  SHRS   PUT   OTHER      01/02            X
BP PLC                                ADR         055622104    4,816    114,400  SHRS         OTHER      01/02            X
Brocade Communications Sys            COM         111621108      365     70,000  SHRS         OTHER      01/02            X
CapitalSource Inc                     COM         14055X102  107,716  6,839,082  SHRS         OTHER      01/02            X
Carmax                                COM         143130102   13,727    420,300  SHRS         OTHER      01/02            X
ChoicePoint Inc                       COM         170388102   11,960    357,000  SHRS         OTHER      01/02            X
Circuit City Store Inc                COM         172737108   47,650  5,000,000  SHRS         OTHER      01/02            X
Circuit City Store Inc                COM         172737108      953    100,000  SHRS  CALL   OTHER      01/02            X
CIT Group Inc                         COM         125581108    2,876    100,000  SHRS   PUT   OTHER      01/02            X
Citigroup Inc                         COM         172967101    4,551    100,000  SHRS  CALL   OTHER      01/02            X
Citigroup Inc                   W Exp 99/99/999   172967127    3,092  2,863,100  SHRS         OTHER      01/02            X
City Investing Co Liq Tr         Unit Ben Int     177900107    1,127    586,900  SHRS         OTHER      01/02            X
Comcast Corp                       CL A SPL       20030N200  161,017  5,432,417  SHRS         OTHER      01/02            X
Comcast Corp                         CL A         20030N101   17,370    562,511  SHRS         OTHER      01/02            X
Commerce Bancorp Inc                  COM         200519106    4,791    100,000  SHRS   PUT   OTHER      01/02            X
Concord EFS Inc                       COM         206197105   24,606  1,800,000  SHRS         OTHER      01/02            X
ConocoPhillips                        COM         20825C104   21,533    393,300  SHRS         OTHER      01/02            X
Costco WHSL Corp                      COM         22160K105    2,648     85,000  SHRS  CALL   OTHER      01/02            X
Cree Inc                              COM         225447101   51,957  2,805,466  SHRS         OTHER      01/02            X
Danaher Corp                          COM         235851102    2,216     30,000  SHRS   PUT   OTHER      01/02            X
Disney Walt Co                        COM         254687106    2,017    100,000  SHRS  CALL   OTHER      01/02            X
DOW Chem Co                           COM         260543103   19,524    600,000  SHRS         OTHER      01/02            X
Duke Energy Corp                      COM         264399106    1,781    100,000  SHRS  CALL   OTHER      01/02            X
Eastman Kodak Co                      COM         277461109    5,549    265,000  SHRS   PUT   OTHER      01/02            X
EBAY Inc                              COM         278642103   56,697  1,057,000  SHRS         OTHER      01/02            X
EBAY Inc                              COM         278642103    4,291     80,000  SHRS  CALL   OTHER      01/02            X
El Paso Corp                          COM         28336L109    2,109    288,855  SHRS         OTHER      01/02            X
El Paso Elec Co                       COM         283677854   53,749  4,653,600  SHRS         OTHER      01/02            X
Electronic Arts Inc                   COM         285512109    3,687     40,000  SHRS  CALL   OTHER      01/02            X
Exelon Corp                           COM         30161N101    3,175     50,000  SHRS   PUT   OTHER      01/02            X
Exxon Mobil Corp                      COM         30231G102   21,228    580,000  SHRS         OTHER      01/02            X
Fastenal Co                           COM         311900104    4,910    130,000  SHRS   PUT   OTHER      01/02            X
Federal Home Ln Mtg Corp              COM         313400301    5,235    100,000  SHRS   PUT   OTHER      01/02            X
Federal Natl Mtg Assn                 COM         313586109    3,510     50,000  SHRS   PUT   OTHER      01/02            X
Fortune Brands Inc                    COM         349631101    2,838     50,000  SHRS   PUT   OTHER      01/02            X
Franklin Res Inc                      COM         354613101    2,211     50,000  SHRS   PUT   OTHER      01/02            X
General Dynamics Corp                 COM         369550108    2,342     30,000  SHRS   PUT   OTHER      01/02            X
General Mtrs Corp                    Cl H         370442832  207,013 14,466,300  SHRS         OTHER      01/02            X
General Mtrs Corp                    Cl H         370442832    4,579    320,000  SHRS  CALL   OTHER      01/02            X
Goldman Sachs Group Inc               COM         38141G104    2,098     25,000  SHRS   PUT   OTHER      01/02            X
Idec Pharmaceuticals Corp             COM         449370105   19,149    575,224  SHRS         OTHER      01/02            X
InteractiveCorp                       COM         45840Q101    3,318    100,000  SHRS  CALL   OTHER      01/02            X
Intergraph Corp                       COM         458683109   57,277  2,460,339  SHRS         OTHER      01/02            X
Intermune Inc                         COM         45884X103    9,540    500,000  SHRS         OTHER      01/02            X
Internet Cap Group Inc         Note 5.500% 12/2   46059CAA4   21,695 35,087,000   PRN         OTHER      01/02            X
Investment Technology Grp             COM         46145F105      959     50,000  SHRS  CALL   OTHER      01/02            X
IPC Hldgs Ltd                         COM         G4933P101   18,983    542,382  SHRS         OTHER      01/02            X
IShares Russell 2000                  COM         464287655    9,705    100,000  SHRS   PUT   OTHER      01/02            X
IShares TR                      S&P SMLCP Grow    464287887   12,431    105,900  SHRS         OTHER      01/02            X
Janus Cap Group Inc                   COM         47102X105  259,954 18,607,987  SHRS         OTHER      01/02            X
Juniper Networks Inc                  COM         48203R104   14,250    950,000  SHRS   PUT   OTHER      01/02            X
King Pharmaceuticals Inc              COM         495582108   12,232    807,400  SHRS         OTHER      01/02            X
Kraft Foods Inc                      CL A         50075N104   13,868    470,100  SHRS         OTHER      01/02            X
Lakes Entmnt Inc                      COM         51206P109    4,945    525,549  SHRS         OTHER      01/02            X
Lehman Bros Hldgs Inc                 COM         524908100    6,217     90,000  SHRS  CALL   OTHER      01/02            X
Liberty Media Corp                   CL A         530718105    2,991    300,000  SHRS  CALL   OTHER      01/02            X


Limited Brands Inc                     COM          532716107   12,547    832,000 SHRS       OTHER   01/02 X
Lucent Technologies Inc                COM          549463107      821    380,000 SHRS       OTHER   01/02 X
3M Co                                  COM          88579Y101    8,288    120,000 SHRS   PUT OTHER   01/02 X
Manulife Finl Corp                     COM          56501R106   10,115    350,000 SHRS       OTHER   01/02 X
Maverick Tube Corp                     COM          577914104   10,215    658,200 SHRS       OTHER   01/02 X
Meristar Hospitality Corp              COM          58984Y103    1,770    250,000 SHRS       OTHER   01/02 X
MGM Mirage                             COM          552953101   55,761  1,525,600 SHRS       OTHER   01/02 X
Microsoft Corp                         COM          594918104    2,223     80,000 SHRS       OTHER   01/02 X
Microsoft Corp                         COM          594918104      182     25,300 SHRS  CALL OTHER   01/02 X
Mony Group Inc                         COM          615337102   71,105  2,184,500 SHRS       OTHER   01/02 X
Moore Wallace Inc                      COM          615857109   36,723  2,586,100 SHRS       OTHER   01/02 X
Motorola Inc                           COM          620076109   23,940  2,000,000 SHRS       OTHER   01/02 X
Newhall Land & Farming Co Ca    Depositary REC      651426108   56,373  1,426,800 SHRS       OTHER   01/02 X
Nokia Corp                             ADR          654902204    1,560    100,000 SHRS  CALL OTHER   01/02 X
Northrop Grumman Corp                  COM          666807102    1,724     20,000 SHRS       OTHER   01/02 X
Pactiv Corp                            COM          695257105   18,862    930,100 SHRS       OTHER   01/02 X
Parker Hannifin Corp                   COM          701094104    2,235     50,000 SHRS  PUT  OTHER   01/02 X
Peoplesoft Inc                         COM          712713106   23,576  1,290,402 SHRS       OTHER   01/02 X
PF Changs China Bistro Inc             COM          69333Y108   17,505    386,000 SHRS  PUT  OTHER   01/02 X
Pfizer Inc                             COM          717081103    1,519     50,000 SHRS       OTHER   01/02 X
Prudential Finl Inc                    COM          744320102  109,939  2,942,700 SHRS       OTHER   01/02 X
Ralcorp Hldgs Inc                      COM          751028101   39,002  1,408,000 SHRS       OTHER   01/02 X
Raytheon Co                            COM          755111507    1,400     50,000 SHRS CALL  OTHER   01/02 X
Readers Digest Assn Inc                COM          755267101  116,501  8,327,431 SHRS       OTHER   01/02 X
Sappi Ltd                              ADR          803069202    2,969    219,900 SHRS       OTHER   01/02 X
Sears Roebuck & Co                     COM          812387108   12,039    275,300 SHRS       OTHER   01/02 X
Sears Roebuck & Co                     COM          812387108   24,052    550,000 SHRS  PUT  OTHER   01/02 X
Semiconductor HLDRS TR                 COM          816636203   10,674    310,300 SHRS       OTHER   01/02 X
Shaw Communications Inc               CL B          82028K200   27,673  2,275,700 SHRS       OTHER   01/02 X
Shaw Group Inc                         COM          820280105    4,450    423,410 SHRS       OTHER   01/02 X
Silicon Graphics Inc                   COM          827056102   15,778 16,435,720 SHRS       OTHER   01/02 X
Silicon Graphics Inc           Note 5.250% 9/01/04  827056AC6   52,245 67,558,000  PRN       OTHER   01/02 X
Smithfield Foods Inc                   COM          832248108   79,133  4,121,490 SHRS       OTHER   01/02 X
SPDR TR                            Unit Ser 1       78462F103   12,994    130,000 SHRS       OTHER   01/02 X
Station Casinos Inc                    COM          857689103   30,600  1,000,000 SHRS       OTHER   01/02 X
Sun Microsystems Inc                   COM          866810104      690    208,400 SHRS       OTHER   01/02 X
Sysco Corp                             COM          871829107    3,925    120,000 SHRS  PUT  OTHER   01/02 X
Transocean Inc                         COM          G90078109    2,600    130,000 SHRS CALL  OTHER   01/02 X
Trizec Properties Inc                  COM          89687P107   11,124    907,375 SHRS       OTHER   01/02 X
Tyco International LTD                 COM          902124106    1,430     70,000 SHRS CALL  OTHER   01/02 X
Univision Communications Inc          CL A          914906102    7,727    242,000 SHRS       OTHER   01/02 X
Veritas Software Co                    COM          923436109    1,582     50,374 SHRS       OTHER   01/02 X
Wachovia Corp                          COM          929903102    4,119    100,000 SHRS  PUT  OTHER   01/02 X
Waddell & Reed Finl Inc               CL A          930059100   92,150  3,909,645 SHRS       OTHER   01/02 X
Weyerhaeuser Co                        COM          962166104    2,923     50,000 SHRS  PUT  OTHER   01/02 X
White Mtns Ins Group Ltd               COM          G9618E107   43,581    116,545 SHRS       OTHER   01/02 X
Yankee Candle Inc                      COM          984757104   20,384    800,000 SHRS       OTHER   01/02 X